Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 4 — Initial Public Offering
Pursuant to the IPO, the Company sold 33,000,000 Units, including the partial exercise by the underwriters of their over-allotment option, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-fifth of one redeemable warrant (“Public Warrant”, and collectively with the Private Placement Warrants, the “Warrants”). Each whole Public Warrant entitles the holder to purchase one share of Class A Ordinary Share at a price of $11.50 per share.

Note 3—Initial Public Offering
Pursuant to the Initial Public Offering, the Company sold 33,000,000 Units, including the partial exercise by the underwriters of their over-allotment option, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-fifth of
one redeemable Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share.